Earnings (Loss) Per Share	3 Months Ended
Mar. 31, 2020
Earnings Per Share [Abstract]
Earnings (Loss) Per Share

9. Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to common stockholders by the weighted- average number of shares of the Company’s common stock outstanding and excludes any unvested restricted stock units issued pursuant to the 2020 LTIP. Diluted earnings (loss) per share is computed by adjusting basic earnings (loss) per share for the dilutive effect of the assumed vesting of restricted stock units. During periods of net loss, the assumed vesting of restricted stock units is anti-dilutive and is not included in the calculation of earnings (loss) per share.

The effect of the conversion of common units in the OP (“OP Units”) held by noncontrolling limited partners is not reflected in the computation of basic and diluted earnings (loss) per share, as they are exchangeable for common stock on a one-for-one basis. The income (loss) allocable to such units is allocated on this same basis and reflected as net income (loss) attributable to redeemable noncontrolling interests in the OP in the accompanying Consolidated Statements of Operations. As such, the assumed conversion of these units would have no net impact on the determination of diluted earnings (loss) per share. See Note 10 for additional information.

The following table sets forth the computation of basic and diluted earnings (loss) per share for the periods presented (in thousands, except per share amounts):

For the Three Months Ended March 31, 2020

Numerator for loss per share:

Net loss	$(22,868)

Net loss attributable to redeemable noncontrolling interests	(16,515)

Net loss attributable to common stockholders	$(6,353)

Denominator for earnings (loss) per share:

Weighted-average common shares outstanding	5,223

Denominator for basic loss per share	5,223

Weighted-average unvested restricted stock units	—

Denominator for diluted earnings per share	5,223

Earnings (loss) per weighted average common share:

Basic	$(1.22)

Diluted	$(1.22)